Offerings - Offering: 1	Sep. 12, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.001 per share
Amount Registered | shares	53,004,985
Proposed Maximum Offering Price per Unit	48.94
Maximum Aggregate Offering Price	$ 2,594,063,966
Fee Rate	0.01476%
Amount of Registration Fee	$ 382,884
Offering Note

Fee Note #	Fee Note text
1
Calculated pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $48.94, which is the average of the high and low prices of the shares of the Class A common stock on September 6, 2024 on the Nasdaq Global Select Market.